Income Taxes - Schedule of Provision of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Current income taxes:
Federal						$ 2
State					30	26
Total current					30	28
Deferred income taxes:
Federal					1,037	1,013
State					334	986
Total deferred			(60,536)	1,979	1,371	1,999
(Benefit) provision for income taxes	$ (61,389)	$ (130)	$ (60,402)	$ 2,005	$ 1,401	$ 2,027